Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Commitments:

Lease agreements:

1)	The Company has an operating lease agreement with respect to the building it use. The lease period ends in December 31, 2018.

The lease payments are linked to the Israeli CPI.

The annual lease payments amounted to approximately USD 124 thousands for the year ended December 31, 2017.

The minimum annual lease payments under the agreements for 2018 are USD 85 thousands.

2)	The Company leases vehicles under operating lease agreements for a period of 36 months. With regards to these agreements, the Company has deposited amounts as security for the future lease payments. As of the balance sheet date the balance of such deposits is approximately USD 13 thousands which was recorded as part of the prepaid expenses within the Accounts receivables – other. The minimum annual lease payments according to the agreements are as follows:

December 31, 2017
USD in thousands
2018	49
2019	32
2020	10
91

b.	Contingent liabilities:

1)	On June 16, 2015, the Company filed a claim in the District Court of Delaware against EndoChoice, Inc. (“EndoChoice”) for its patent infringement, seeking an injunctive order and damages. On October 6, 2015, the Company filed claims against EndoChoice’s trademark applications with the Israeli Patent Office. On December 29, 2015, EndoChoice filed a separate trademark and unfair competition action against the Company and its U.S. Subsidiary. In addition, on January 27, 2016, EndoChoice commenced an opposition procedure with the Israeli Patent Office against the Company’s trademark application in Israel.

On October 28, 2016, the Group and EndoChoice settled all litigation and administrative proceedings between themselves, including those actions pending in the U.S. District Court for the District of Delaware C.A. Nos. 15-505-LPS-CJB and C.A. No. 15-1215-LPS-CJB and the trademark opposition proceedings in the State of Israel involving Trademark Application Nos. 257172, 260433 and 262423. Under the settlement agreement, Medigus was granted a covenant not to sue with respect to EndoChoice FUSE-related trademarks and EndoChoice was granted a non-exclusive license to Medigus’ U.S. Patent No. 6,997,871 and related patents. Each party has agreed to bear its own costs and fees associated with the Litigations.

2)

On March 30, 2016, a former secretary and internal legal advisor (the “Employee”) filed a lawsuit against the Company and its chief executive officer. The lawsuit notes several claims, among which is that the Employee was wrongfully terminated. On July 19, 2017, the Company entered into a settlement agreement with the Employee in consideration for him dismissing his claims.

3)	Refer to Note 10f regarding withholding tax audit.